UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-PX

ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-08465

Camco Investors Fund

(Exact name of registrant as specified in charter)

30 East Main Street

Berryville, VA 22611

(Address of principal executive offices)

 (Zip code)

Dennis Connor

30 East Main Street

Berryville, VA 22611

(Name and address of agent for service)

Registrant's telephone number, including area code: 703-709-7008

Date of fiscal year end: December 31

Date of reporting period: June 30, 2012

Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (Sections 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4).  The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking notes.

A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public.  A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number.  Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609.  The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. Section 3507.

ITEM 1. PROXY VOTING RECORD:

Disclose the following information for each matter relating to a portfolio security considered at any shareholder meeting held during the period covered by the report and with respect to which the registrant was entitled to vote:

(a).

The name of the issuer of the portfolio security;

(b).

The exchange ticker symbol of the portfolio security;

(c).

The Council on Uniform Securities Identification Procedures ("CUSIP") number for the portfolio security;

(d).

The shareholder meeting date;

(e).

A brief identification of the matter voted on;

(f).

Whether the matter was proposed by the issuer or by a security holder;

(g).

Whether the Registrant cast its vote on the matter;

(h).

How the Registrant cast its vote (e.g., for or against proposal, or abstain; for or withhold regarding election of directors); and

(i).

Whether the Registrant cast its vote for or against management.

Camco Investors Fund

ABBOTT LABORATORIES

Ticker Symbol:ABT	Cusip Number:264881262966
Record Date: 2/29/2012	Meeting Date: 4/27/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
10	Ban Accelerated Vesting of Awards upon a Change in Control	Against	Stockholder	Against	With
2	Ratification of Deloitte & Touche LLP as Auditors	For	Issuer	For	With
3	Say on Pay - an Advisory Vote to Approve Executive Compensation	For	Issuer	For	With
4	Transparency in Animal Research	Against	Stockholder	Against	With
5	Lobbying Disclosure	Against	Stockholder	Against	With
6	Independent Board Chair	Against	Stockholder	Against	With
7	Tax Gross-Ups	Against	Stockholder	Against	With
8	Equity Retention on Hedging	Against	Stockholder	Against	With
9	Incentive Compensation	Against	Stockholder	Against	With

ASHFORD HOSPITALITY TRUST, INC.

Ticker Symbol:AHT	Cusip Number:461035587768
Record Date: 3/6/2012	Meeting Date: 5/15/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To ratify the appointment of Ernst & Young LLP as our independent registered public accounting firm for the fiscal year ending December 31, 2012	For	Issuer	For	With
3	To obtain advisory approval of the company's executive compensation	For	Issuer	For	With

AUTOMATIC DATA PROCESSING, INC.

Ticker Symbol:ADP	Cusip Number:722170413005
Record Date: 9/9/2011	Meeting Date: 11/8/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Appointment of Deloitte & Touche	For	Issuer	For	With
3	Advisory Vote on Executive Compensation	For	Issuer	For	With
4	Advisory Vote on Frequency of future Advisory Votes on Executive	For	Issuer	For	With

CISCO SYSTEMS, INC.

Ticker Symbol:CSCO	Cusip Number:726192868967
Record Date: 10/10/2011	Meeting Date: 12/7/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of Amendment and Restatement of the Cisco 2005 Stock Incentive Plan	For	Issuer	For	With
3	Approval, on an advisory basis, of executive compensation	For	Issuer	For	With
4	Recommendation, on an advisory basis, on the frequency of executive compensation votes	For	Issuer	For	With
5	Ratification of PricewaterhouseCoopers LLP as Cisco's independent registered public accounting firm for fiscal 2012	For	Issuer	For	With
6	Approval to amend Cisco's bylaws to establish a Board Committee on Environmental Sustainability	Against	Stockholder	Against	With
7	Approval to require the Board to publish Internet Fragmentation Report to shareholders within six months	Against	Stockholder	Against	With
8	Approval to require that Cisco executives retain a significant percentage of stock until two years following termination	Against	Stockholder	Against	With

CISCO SYSTEMS, INC.

Ticker Symbol:CSCO	Cusip Number:726192868967
Record Date: 10/10/2011	Meeting Date: 12/7/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Approval of Amendment and Restatement of the Cisco 2005 Stock Incentive Plan	For	Issuer	For	With
3	Approval, on an advisory basis, of executive compensation	For	Issuer	For	With
4	Recommendation, on an advisory basis, on the frequency of executive compensation votes	For	Issuer	For	With
5	Ratification of PricewaterhouseCoopers LLP as Cisco's independent registered public accounting firm for fiscal 2012	For	Issuer	For	With
6	Approval to amend Cisco's bylaws to establish a Board Committee on Environmental Sustainability	Against	Stockholder	Against	With
7	Approval to require the Board to publish Internet Fragmentation Report to shareholders within six months	Against	Stockholder	Against	With
8	Approval to require that Cisco executives retain a significant percentage of stock until two years following termination	Against	Stockholder	Against	With

CITIGROUP INC.

Ticker Symbol:C	Cusip Number:852707406769
Record Date: 2/21/2012	Meeting Date: 4/17/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Proposal to approve the selection of KPMG LLP as Citi's independent registered public accounting firm for 2012	For	Issuer	For	With
3	Proposal to approve an amendment to the Citigroup 2009 Stock Incentive Plan	For	Issuer	For	With
4	Advisory Approval of Citi's 2011 Executive Compensation	For	Issuer	For	With
5	Proposal requesting a report on prior governmental service of certain individuals	Against	Stockholder	Against	With
6	Proposal requesting a report on lobbying and political contributions	Against	Stockholder	Against	With
7	Proposal requesting that executive retain 25% of their stock for one year following termination	Against	Stockholder	Against	With
8	Proposal requesting that Audit Committee conduct an independent review and report on controls related to loans, foreclosures, and securitizations	Against	Stockholder	Against	With

COVIDIEN PLC

Ticker Symbol:COV	Cusip Number:641676779587
Record Date: 1/12/2012	Meeting Date: 3/13/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Appoint the Independent Auditors and authorize the Audit Committee to set the auditors' remuneration	For	Issuer	For	With
3	An advisory vote to approve executive compensation	For	Issuer	For	With
4	Authorize the Company to make market purchases of Company shares	For	Issuer	For	With
5	Authorize the price range at which the Company can reissue shares it holds as treasury shares (Special Resolution)	For	Issuer	For	With
6	Amend Articles of Association to provide for escheatment in accordance with U.S. laws (Special Resolution)	For	Issuer	For	With
7	Amend Articles of Association to give the Board of Directors authority to declare non-cash dividends (Special Resolution)	For	Issuer	For	With

DELL INC

Ticker Symbol:DELL	Cusip Number:24702R101
Record Date: 5/20/2011	Meeting Date: 7/15/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	ELECTION OF THE NOMINEES.	For	Issuer	For	With
2	RATIFICATION OF SELECTION OF PRICEWATERHOUSECOOPERS LLP AS DELL'S INDEPENDENT AUDITOR FOR FISCAL 2012.	For	Issuer	For	With
3	APPROVAL ON AN ADVISORY BASIS OF DELL'S COMPENSATION OF ITS NAMED EXECUTIVE OFFICERS AS DISCLOSED IN THE PROXY STATEMENT.	For	Issuer	For	With
4	ADVISORY VOTE ON WHETHER FUTURE ADVISORY VOTES ON NAMED EXECUTIVE OFFICER COMPENSATION SHOULD OCCUR EVERY 1 YEAR, EVERY 2 YEARS OR EVERY 3 YEARS.	For	Issuer	For	With

DOMINION RESOURCES, INC.

Ticker Symbol:D	Cusip Number:746133151323
Record Date: 3/2/2012	Meeting Date: 5/8/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Appointment of the Independent Auditors for 2012	For	Issuer	For	With
3	Advisory vote on Approval of Executive Compensation	For	Issuer	For	With
4	Report Assessing Benefits of 15% Electric Generation from Wind and Solar by 2025	Against	Issuer	Against	With
5	Report on Policy Options to Encourage Installation of Renewable Energy Generation Systems	Against	Issuer	Against	With
6	Report on Impact of Plant Closures on Communities	Against	Issuer	Against	With
7	Report Assessing Use of Coal Obtained through Mountaintop Removal Coal Mining	Against	Issuer	Against	With
8	Report on Impact and Risks of Increased Extraction and Use of Natural Gas	Against	Issuer	Against	With
9	Report on Special Review of Nuclear Safety by Committee of Independent Directors	Against	Issuer	Against	With

DOMINION RESOURCES, INC.

Ticker Symbol:D	Cusip Number:746133151323
Record Date: 3/2/2012	Meeting Date: 5/8/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Appointment of the Independent Auditors for 2012	For	Issuer	For	With
3	Advisory vote on Approval of Executive Compensation	For	Issuer	For	With
4	Report Assessing Benefits of 15% Electric Generation from Wind and Solar by 2025	Against	Issuer	Against	With
5	Report on Policy Options to Encourage Installation of Renewable Energy Generation Systems	Against	Issuer	Against	With
6	Report on Impact of Plant Closures on Communities	Against	Issuer	Against	With
7	Report Assessing Use of Coal Obtained through Mountaintop Removal Coal Mining	Against	Issuer	Against	With
8	Report on Impact and Risks of Increased Extraction and Use of Natural Gas	Against	Issuer	Against	With
9	Report on Special Review of Nuclear Safety by Committee of Independent Directors	Against	Issuer	Against	With

EMERSON ELECTRIC CO.

Ticker Symbol:EMR	Cusip Number:636955273974
Record Date: 11/29/2011	Meeting Date: 2/7/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
2	Approval, by non-binding advisory vote, of Emerson Electric Co. Executive Compensation	For	Issuer	For	With
3	Ratification of KPMG LLP as Independent registered public Accounting Firm	For	Issuer	For	With
4	Approval of proposal requesting the issuance of a Sustainability Report as described in the Proxy Statement	Against	Stockholder	Against	With
5	Approval of the proposal regarding declassification of the Board of Directors as described in the Proxy Statement	Against	Stockholder	Against	With

EXELON CORPORATION

Ticker Symbol:EXC	Cusip Number:330581687723
Record Date: 10/7/2011	Meeting Date: 11/17/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	The Share Issuance Proposal - A proposal to approve the issuance of Exelon Corporation common stock, without par value, to Constellation Energy Group, Inc. Stockholders in connection with the merger contemplated by the merger agreement	For	Issuer	For	With
2	The Adjournment Proposal - A proposal to adjourn the special meeting of Shareholders in Exelon, if necessary, to solicit additional proxies if there are not sufficient votes to approve the proposal above	For	Issuer	For	With

EXELON CORPORATION

Ticker Symbol:EXC	Cusip Number:341226835817
Record Date: 2/7/2012	Meeting Date: 4/2/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	The Ratification of PricewaterhouseCoopers LLP as Exelon's independent accountant for 2012	For	Issuer	For	With
3	Advisory vote to approve executive compensation	For	Issuer	For	With

EXON MOBLIE CORPORATION

Ticker Symbol:XOM	Cusip Number:553802414758
Record Date: 4/4/2012	Meeting Date: 5/30/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Independent Auditors	For	Issuer	For	With
3	Advisory Vote to Approve Executive Compensation	For	Issuer	For	With
4	Independent Chairman	Against	Issuer	Against	With
5	Majority Vote for Directors	Against	Issuer	Against	With
6	Report on Political Contributions	Against	Issuer	Against	With
7	Amendment of EEO Policy	Against	Issuer	Against	With
8	Report on Natural Gas Production	Against	Issuer	Against	With
9	Greenhouse Gas Emissions Goals	Against	Issuer	Against	With

FLEXTRONICS INTERNATIONAL LTD

Ticker Symbol:FLEX	Cusip Number:Y2573F102
Record Date: 5/24/2011	Meeting Date: 7/22/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1A-1B	ELECTION OF DIRECTORS.	For	Issuer	For	With
2	TO APPROVE THE RE-APPOINTMENT OF DELOITTE & TOUCHE LLP AS FLEXTRONICS'S INDEPENDENT AUDITORS FOR THE 2012 FISCAL YEAR AND TO AUTHORIZE THE BOARD OF DIRECTORS TO FIX ITS REMUNERATION.	For	Issuer	For	With
3	TO APPROVE THE GENERAL AUTHORIZATION FOR THE DIRECTORS OF FLEXTRONICS TO ALLOT AND ISSUE ORDINARY SHARES.	For	Issuer	For	With
4	TO APPROCE CHANGES IN THE CASH COMPENSATION PAYABLE TO FLEXTRONICS'S NON-EMPLOYEE DIRECTORS AND THE CHAIRMAN OF THE BOARD OF DIRECTORS.	For	Issuer	For	With
5	TO APPROVE A NON-BINDING, ADVISORY RESOLUTION RELATING TO THE COMPENSATION OF FLEXTRONICS'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With
6	THE FREQUENCY OF A NON-BINDING, ADVISORY RESOLUTION TO APPROVE THE COMPENSATION OF FLEXTRONIC'S NAMED EXECUTIVE OFFICERS.	For	Issuer	For	With

GRACO INC.

Ticker Symbol:GGG	Cusip Number:852769282761
Record Date: 2/21/2012	Meeting Date: 4/20/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Appointment of Deloitte & Touche LLP as the Independent Registered Public Accounting Firm	For	Issuer	For	With
3	Approval, on an Advisory Basis, of the Compensation Paid to the Named Executive Officers in the Proxy Statement	For	Issuer	For	With
4	Increase in Authorized Shares for the Employee Stock Purchase	For	Issuer	For	With
5	Incentive Bonus Plan	For	Issuer	For	With
6	Adopt Majority Voting for the Election of Directors	Against	Stockholder	Against	With

HESS CORPORATION

Ticker Symbol:HES	Cusip Number:86993528444
Record Date: 5/2/2012	Meeting Date: 3/16/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of the selection of Ernst & Young LLP as independent auditors for fiscal year ending December 31, 2012	For	Issuer	For	With
3	Advisory approval of the compensation of our named executive officers	For	Issuer	For	With
4	Approval of an amendment to the 2008 long-term incentive plan	For	Issuer	For	With

HESS CORPORATION

Ticker Symbol:HES	Cusip Number:865993528444
Record Date: 3/12/2012	Meeting Date: 5/2/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of the Selection of Ernst & Young LLP as Independent Auditors for Fiscal Year Ending December 31, 2012	For	Issuer	For	With
3	Advisory Approval of the Compensation of our Named Executive Officers	For	Issuer	For	With
4	Approval of an Amendment to the 2008 Long-Term Incentive Plan	For	Issuer	For	With
5	Stockholder Proposal Recommending that the Board of Directors Take Action to Declassify the Board	For	Issuer	For	With

INTEL CORPORATION

Ticker Symbol:INTC	Cusip Number:545589258327
Record Date: 3/19/2012	Meeting Date: 5/17/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of selection of Ernst & Young LLP as out independent registered public accounting firm for current year	For	Issuer	For	With
3	Advisory vote to approve executive compensation	For	Issuer	For	With
4	Whether to hold an advisory vote on political contributions	Against	Stockholder	Against	With

LOCKHEED MARTIN CORPORATION

Ticker Symbol:LMT	Cusip Number:746038686736
Record Date: 3/1/2012	Meeting Date: 4/26/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Appointment of Ernst & Young as Independent Auditors	For	Issuer	For	With
3	Advisory Vote to Approve the Compensation of our Named Executive Officers	For	Issuer	For	With
4	Adopt a Policy that Requires the Board Chairman to be an Independent Director	Against	Stockholder	Against	With

LOWE'S COMPANIES, INC.

Ticker Symbol:LOW	Cusip Number:281221172377
Record Date: 3/30/2012	Meeting Date: 6/1/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of the appointment of Deloitte & Touche LLP as the company's independent registered public accounting firm for fiscal 2012	For	Issuer	For	With
3	Advisory approval of the company's executive compensation	For	Issuer	For	With
4	Approval of an amendment to the Lowe's Company's employee stock purchase plan - stock options for everyone - to increase the number of shares authorized for issuance under the plan.	For	Issuer	For	With
5	Proposal regarding report on political spending	Against	Stockholder	Against	With
6	Proposal regarding executive severance agreements	Against	Stockholder	Against	With
7	Proposal regarding executive stock retention requirements	Against	Stockholder	Against	With

MYLAN INC.

Ticker Symbol:MYL	Cusip Number:664224276769
Record Date: 3/23/2012	Meeting Date: 5/4/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify appointment of Deloitte & Touche LLP as our independent registered accounting firm	For	Issuer	For	With
3	Approve an amended and restated 2003 long-term incentive plan	For	Issuer	For	With
4	Advisory vote in executive compensation	For	Issuer	For	With
5	Disclosure of political contributions	Against	Stockholder	Against	With
6	Separation of Chairman and CEO positions	Against	Stockholder	Against	With

MYLAN INC.

Ticker Symbol:MYL	Cusip Number:664224276769
Record Date: 3/23/2012	Meeting Date: 5/4/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify appointment of Deloitte & Touche LLP as our independent registered accounting firm	For	Issuer	For	With
3	Approve an amended and restated 2003 long-term incentive plan	For	Issuer	For	With
4	Advisory vote in executive compensation	For	Issuer	For	With
5	Disclosure of political contributions	Against	Stockholder	Against	With
6	Separation of Chairman and CEO positions	Against	Stockholder	Against	With

NATIONAL OILWELL VARCO, INC.

Ticker Symbol:NOV	Cusip Number:472327919117
Record Date: 3/26/2012	Meeting Date: 5/16/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of independent auditors	For	Issuer	For	With
3	Approve, by non-binding vote, the compensation of our named executive officers	For	Issuer	For	With
4	Stockholder proposal	Against	Stockholder	Against	With

PAYCHEX, INC.

Ticker Symbol:PAYX	Cusip Number:509761990279
Record Date: 8/12/2011	Meeting Date: 10/11/2011
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Advisory vote on Executive Comopensation	For	Issuer	For	With
3	Advisory vote on the frequency of future advisory votes on executive compensation	For	Issuer	For	With
4	Ratification of the selection of Ernst & Young LLP as the Company's independent registered public accounting firm	For	Issuer	For	With

SAUL CENTERS, INC.

Ticker Symbol:BFS	Cusip Number:746034073816
Record Date: 3/1/2012	Meeting Date: 5/4/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Appointment of Ernst & Young LLP as the Company's Registered Public Accounting Firm for 2012	For	Issuer	For	With
3	Approval of the Saul Organization's Right to Convert Certain Limited Partnership Units into Shares of Common Stock	For	Issuer	For	With
4	To Transact such other Business as May Properly Come Before the Meeting or any Adjournment or Adjournments Thereof	For	Issuer	For	With

SOUTHERN COPPER CORPORATION

Ticker Symbol:SCCO	Cusip Number:746133403820
Record Date: 3/2/2012	Meeting Date: 4/26/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratify the audit commitee's selection of Galaz, Yamazaki, Ruiz Urquiaz, S.C. member firm of Deloitte Touche Tohmatsu Limited as our independent accountants for 2012	For	Issuer	For	With
3	Approve, by non-binding vote, executive compensation	For	Issuer	For	With

STRYKER CORPORATION

Ticker Symbol:SYK	Cusip Number:048000232567
Record Date: 3/5/2012	Meeting Date: 4/24/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote For Election of Nominees for Directors	For	Issuer	For	With
2	Ratify the Appointment of Ernst & Young LLP as our Independent Registered Public Accounting Firm For 2012	For	Issuer	For	With
3	Approval of an Amendment to the Company's Restated Articles of Incorporation to Implement a Majority Vote Standard fir Uncontested Elections of Directors	For	Issuer	For	With
4	Re-Approval of an Amendment to the Company's Under the Executive Bonus Plan	For	Issuer	For	With
5	Approval, in an advisory vote, of the Company's Named Executive Officer Compensation	For	Issuer	For	With

TEMPLETON GLOBAL INCOME FUND

Ticker Symbol:GIM	Cusip Number:335454625905
Record Date: 12/16/2011	Meeting Date: 3/2/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of the selection of PricewaterhouseCooper LLP as the independent registered public accounting firm for the fun for the fiscal year ending August 31, 2012	For	Issuer	For	With

TEREX CORPORATION

Ticker Symbol:TEX	Cusip Number:865990307109
Record Date: 3/16/2012	Meeting Date: 5/10/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote for Directors	For	Issuer	For	With
2	To Ratify the Selection of PriceWaterHouseCoopers LLP as the Independent Registered Public Accounting Firm for the Company for 2012	For	Issuer	For	With
3	To Approve the Compensation of the Company's Named Executive	For	Issuer	For	With

TEREX CORPORATION

Ticker Symbol:TEX	Cusip Number:865990307109
Record Date: 3/16/2012	Meeting Date: 5/10/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Vote for Directors	For	Issuer	For	With
2	To Ratify the Selection of PriceWaterHouseCoopers LLP as the Independent Registered Public Accounting Firm for the Company for 2012	For	Issuer	For	With
3	To Approve the Compensation of the Company's Named Executive	For	Issuer	For	With

THE BANK OF NEW YORK MELLON CORPORATION

Ticker Symbol:BK	Cusip Number:528395038580
Record Date: 2/10/2012	Meeting Date: 4/10/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Advisory resolution to approve executive compensation	For	Issuer	For	With
3	Ratification of the appointment of KPMG LLP as independent registered public accounting firm	For	Issuer	For	With
4	Stockholder proposal requesting adoption of a policy related to an independent chairman	Against	Stockholder	Against	With
5	Stockholder proposal with respect to cumulative voting	Against	Stockholder	Against	With

TORCHMARK CORPORATION

Ticker Symbol:TMK	Cusip Number:459317656575
Record Date: 3/2/2012	Meeting Date: 4/26/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Ratification of Auditors	For	Issuer	For	With
3	Advisory Approval of 2011 Executive Compensation	For	Issuer	For	With

TRANSWITCH CORPORATION

Ticker Symbol:TXCC	Cusip Number:664222883825
Record Date: 3/23/2012	Meeting Date: 5/17/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	To ratify the appointment of Marcum PPL as the Corporation's independent certified public accounting firm	For	Issuer	For	With
3	Amendment to amended and restated certificate of incorporation, to increase number of authorized shares in commons stock	For	Issuer	For	With
4	To approve an amendment to the 2008 equity incentive plan, as amended, to increase the number of shares by common stock	For	Issuer	For	With
5	To approve the rights agreement, by and between the corporation and computershare trust company, N.A., as rights agent	For	Issuer	For	With
6	To approve, on an advisory basis, the compensation of the corporation's named executive officers	For	Issuer	For	With
7	To approve, on an advisory basis, holding an advisory vote on executive compensation once every year	For	Issuer	For	With

UNITED THERAPEUTICS CORPORATION

Ticker Symbol:UTHR	Cusip Number:675348090858
Record Date: 4/27/2012	Meeting Date: 6/26/2012
Proposal #	Proposal	Vote	Author	MRV*	vs. Mgmt
1	Election of Directors	For	Issuer	For	With
2	Advisory resolution to approve executive compensation	For	Issuer	For	With
3	Approval if the united Therapeutics Corporation employee stock purchase plan	For	Issuer	For	With
4	Ratification of the approval of Ernst & Young LLP as United Therapeutics Corporation's independent registered public accounting firm	For	Issuer	For	With

* Management Recommended Vote

SIGNATURES

Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Camco Investors Fund

By Dennis Connor

* Dennis Connor

President

By Paul Berghaus

* Paul Berghaus

Treasurer

Date: August 7, 2012

*Print the name and title of each signing officer under his or her signature.